INCOME TAXES - Company's valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Federal Statutory Rate	$ (1,970)	$ (4,641)
Permanent Differences	153	2,876
Research and Development	(76)	(102)
State Income Tax	388	196
Change in Valuation Allowance	347	$ 1,671
Deferred True Up	$ 1,158